Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Rigetti Holdings [Member]
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment	Property and equipment as of October 31, 2021 and January 31, 2021 are composed of the following:

	October 31, 2021	January 31, 2021
Quantum computing fridges	$16,792,691	$14,251,579
Process equipment	15,565,055	12,747,756
Leasehold improvements	4,253,506	4,077,646
IT Hardware	2,425,361	1,999,082
Furniture and other assets	1,246,068	1,246,067

Total property and equipment	$40,282,681	$34,322,130

Less: Accumulated depreciation	(17,886,263)	(14,181,258)

Property and equipment—net	$22,396,418	$20,140,872

Property and equipment as of January 31, 2021 and 2020 are composed of the following:

	2021	2020
Quantum computing fridges	$14,251,579	$13,009,936
Process equipment	12,747,756	10,705,887
Leasehold improvements	4,077,646	3,063,322
IT Hardware	1,999,082	1,896,486
Furniture and other assets	1,246,067	1,246,067

Total property and equipment	$34,322,130	$29,921,698
Less: Accumulated depreciation	(14,181,258)	(9,881,995)

Property and equipment - net	$20,140,872	$20,039,703